Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 7,690,284	$ 982,671	$ 7,172,587
Less: accumulated depreciation	(3,173,740)	(405,543)	(782,263)
Property and equipment, net	4,516,544	577,128	6,390,324
Furniture and fixture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	575,696	73,563	575,696
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	564,685	72,156	431,891
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 6,549,903	$ 836,952	$ 6,165,000